Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Aggregate future minimum lease payments required under the operating leases at December 31, 2021 are as follows (in thousands):

Years ending December 31,	Amount
2022	$5,543
2023	4,315
2024	3,517
2025	718
2026	654
2027 and thereafter	3,136

Total minimum future lease payments, operating leases	$17,883

Schedule of Future Minimum Lease Payments for Capital Leases
Aggregate future minimum principal lease payments under the capital leases at December 31, 2021 are as follows (in thousands):

Years ending December 31,	Amount
2022	$771
2023	248
2024	183
2025	110
2026	98
2027 and thereafter	33

Total payments	1,443
Less current portion	(771)

Noncurrent portion	$672